Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	GENETIC TECHNOLOGIES LTD
Entity Central Index Key	0001166272
Document Type	6-K/A
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	This amendment No. 1 to report on Form 6-K amends the report on Form 6-K filed by Genetic Technologies Limited on February 27, 2020, solely to provide the XBRL files.
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020